Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes (Tables) [Abstract]
Schedule of income before income taxes by jurisdiction
	2016	2015	2014
Germany	$205.818	$134.193	$243.684
United States	1.626.406	1.440.040	1.262.570
Other	399.766	361.039	337.152
	$2.231.990	$1.935.272	$1.843.406

Schedule of income tax benefit from continuing operations by jurisdiction
	2016	2015	2014
Current:
Germany	$56.037	$72.231	$72.613
United States	503.029	458.780	270.676
Other	142.037	138.588	141.291
	701.103	669.599	484.580

Deferred:
Germany	(23.333)	(45.813)	(22.651)
United States	21.813	(12.693)	152.423
Other	(16.444)	11.030	(30.754)
	(17.964)	(47.476)	99.018
	$683.139	$622.123	$583.598

Schedule of income tax expense reconciliation
	2016	2015	2014

Expected corporate income tax expense	$662.566	$573.228	$538.275
Tax-free income	(38.008)	(35.715)	(44.658)
Income from equity method investees	(17.314)	(14.272)	(5.476)
Tax rate differentials	145.801	126.263	148.294
Nondeductible expenses	37.251	36.406	25.161
Taxes for prior years	(23.334)	19.969	(25.247)
Change in valuation allowance	6.600	(2.571)	6.284
Noncontrolling partnership interests	(116.818)	(109.470)	(81.594)
Tax on divestitures	-	14.953	-
Other	26.395	13.332	22.559
Actual income tax expense	$683.139	$622.123	$583.598
Effective tax rate	30,6%	32,1%	31,7%

Schedule of components of deferred tax assets
	2016	2015
Deferred tax assets:
Accounts receivable	$12.543	$8.850
Inventories	12.585	11.503
Intangible assets	6.487	7.967
Property, plant and equipment and other non-current assets	25.461	28.476
Accrued expenses and other liabilities	352.999	372.365
Pension liabilities	114.564	151.732
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	171.294	131.640
Derivatives	5.784	1.317
Stock-based compensation	6.873	3.173
Other	24.403	4.018
Total deferred tax assets	$732.993	$721.041
Less: valuation allowance	(33.255)	(34.654)
Net deferred tax assets	$699.738	$686.387

Deferred tax liabilities:
Accounts receivable	$26.480	$43.664
Inventories	7.208	8.318
Intangible assets	706.186	686.650
Property, plant and equipment and other non-current assets	166.129	129.835
Accrued expenses and other liabilities	16.231	5.575
Derivatives	10.353	5.488
Other	236.580	242.524
Total deferred tax liabilities	1.169.167	1.122.054
Net deferred tax assets (liabilities)	$(469.429)	$(435.667)

Summary of operating loss carryforwards
2017	$23.808
2018	24.033
2019	21.179
2020	34.464
2021	15.619
2022	16.056
2023	13.597
2024	14.297
2025	13.616
2026 and thereafter	21.825
Without expiration date	91.442
Total	$289.936

Summary of income tax contingencies
Unrecognized tax benefits (excluding interest)	2016	2015	2014

Balance at January 1,	$149.289	$166.108	$199.924
Increases in unrecognized tax benefits prior periods	27.802	30.973	35.584
Decreases in unrecognized tax benefits prior periods	(38.707)	(20.244)	(21.143)
Increases in unrecognized tax benefits current period	2.287	-	12.600
Changes related to settlements with tax authorities	(22.401)	(6.762)	(60.872)
Reductions as a result of a lapse of the statute of limitations	-	(1.300)	-
Foreign currency translation	(298)	(19.486)	15
Balance at December 31,	$117.972	$149.289	$166.108